UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

BrandywineGLOBAL - Global Opportunities Bond Fund
Class A [GOBAX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$48	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,270,260,469
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	42
Portfolio Turnover Rate	83%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7008-STSR-0826

BrandywineGLOBAL - Global Opportunities Bond Fund
Class C [LGOCX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$86	1.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,270,260,469
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	42
Portfolio Turnover Rate	83%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7506-STSR-0826

BrandywineGLOBAL - Global Opportunities Bond Fund
Class C1 [GOBCX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$72	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,270,260,469
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	42
Portfolio Turnover Rate	83%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7500-STSR-0826

BrandywineGLOBAL - Global Opportunities Bond Fund
Class FI [GOBFX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$50	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,270,260,469
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	42
Portfolio Turnover Rate	83%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7265-STSR-0826

BrandywineGLOBAL - Global Opportunities Bond Fund
Class R [LBORX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$62	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,270,260,469
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	42
Portfolio Turnover Rate	83%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7200-STSR-0826

BrandywineGLOBAL - Global Opportunities Bond Fund
Class I [GOBIX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$33	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,270,260,469
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	42
Portfolio Turnover Rate	83%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7228-STSR-0826

BrandywineGLOBAL - Global Opportunities Bond Fund
Class IS [GOBSX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$28	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,270,260,469
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	42
Portfolio Turnover Rate	83%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7266-STSR-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BrandywineGLOBAL —
Global Opportunities Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2026
 BrandywineGLOBAL — Global Opportunities Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 62.8%
Australia — 12.2%
New South Wales Treasury Corp., Senior Notes	4.250%	2/20/36	80,910,000 AUD	$51,695,126 (a)
Queensland Treasury Corp., Senior Notes	5.250%	7/21/36	74,700,000 AUD	51,366,342 (a)
Treasury Corp. of Victoria, Senior Notes	4.750%	9/15/36	79,250,000 AUD	52,182,364
Total Australia				155,243,832
Brazil — 6.4%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	79,140,000 BRL	12,719,901
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/35	443,320,000 BRL	68,931,953
Total Brazil				81,651,854
Colombia — 4.7%
Colombian TES, Bonds	11.500%	7/25/46	190,620,000,000 COP	54,080,064
Colombian TES, Bonds	12.000%	3/13/58	18,510,000,000 COP	5,368,665
Total Colombia				59,448,729
Italy — 6.2%
Italy Buoni Poliennali Del Tesoro, Senior Notes	3.450%	2/1/36	68,790,000 EUR	77,942,834 (a)
Mexico — 11.4%
Mexican Bonos, Bonds	8.000%	11/7/47	476,400,000 MXN	23,411,483
Mexican Bonos, Bonds	8.000%	7/31/53	1,765,000,000 MXN	85,750,583
Mexican Bonos, Bonds	8.000%	4/29/55	744,200,000 MXN	36,049,360
Total Mexico				145,211,426
Norway — 0.5%
Kommunalbanken AS, Senior Notes	7.000%	3/5/36	580,000,000 INR	5,906,650 (b)
Supranational — 3.1%
Corp. Andina de Fomento, Senior Notes	7.250%	3/6/36	1,176,500,000 INR	11,943,719 (b)
Inter-American Development Bank, Senior Notes	6.850%	2/18/36	2,757,000,000 INR	27,783,473
Total Supranational				39,727,192
United Kingdom — 18.3%
United Kingdom Gilt, Bonds	4.500%	3/7/35	58,010,000 GBP	75,860,861 (a)
United Kingdom Gilt, Bonds	4.750%	10/22/35	61,030,000 GBP	80,876,472 (a)
United Kingdom Gilt, Bonds	1.250%	7/31/51	13,290,000 GBP	7,480,533 (a)
United Kingdom Gilt, Bonds	4.375%	7/31/54	61,110,000 GBP	68,082,524 (a)
Total United Kingdom				232,300,390

Total Sovereign Bonds (Cost — $776,821,078)				797,432,907
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 BrandywineGLOBAL — Global Opportunities Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government & Agency Obligations — 16.2%
U.S. Government Obligations — 16.2%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.190%)	3.966%	10/31/27	67,570,000	$67,669,037 (c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.099%)	3.875%	1/31/28	68,590,000	68,608,339 (c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.103%)	3.879%	4/30/28	69,870,000	69,872,179 (c)

Total U.S. Government & Agency Obligations (Cost — $206,100,265)				206,149,555
Mortgage-Backed Securities — 10.1%
GNMA — 10.1%
Government National Mortgage Association (GNMA) II (Cost — $126,083,468)	6.000%	10/20/53- 1/20/56	124,869,652	128,255,189

Collateralized Mortgage Obligations(d) — 4.2%
BX Commercial Mortgage Trust, 2025- JDI B (1 mo. Term SOFR + 1.550%)	5.175%	11/15/42	8,007,209	8,033,921 (b)(c)
CONE Commercial Mortgage Trust, 2026-DFW3 A	5.751%	5/15/43	12,870,000	12,842,029 (b)(c)
Government National Mortgage Association (GNMA), 2025-210 FA (30 Day Average SOFR + 1.250%)	4.859%	12/20/55	3,775,941	3,785,223 (c)
OBX Trust, 2026-INV3 AF (30 Day Average SOFR + 1.550%)	5.178%	4/25/56	13,275,893	13,273,888 (b)(c)
PMT Loan Trust, 2025-INV3 A3	5.500%	3/25/56	9,889,573	9,893,905 (b)(c)
Verus Securitization Trust, 2025-8 A1	4.869%	9/25/70	5,382,335	5,338,425 (b)(c)

Total Collateralized Mortgage Obligations (Cost — $53,253,127)				53,167,391
Corporate Bonds & Notes — 0.9%
Financials — 0.9%
Banks — 0.9%
Toronto-Dominion Bank, Senior Notes (Cost — $11,518,184)	4.568%	12/17/26	11,520,000	11,541,318

Asset-Backed Securities — 0.7%
Zayo Issuer LLC, 2026-1A A2 (Cost — $9,293,597)	5.546%	4/20/56	9,260,000	9,287,219 (b)
Total Investments before Short-Term Investments (Cost — $1,183,069,719)				1,205,833,579
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

 BrandywineGLOBAL — Global Opportunities Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Short-Term Investments — 4.5%
Money Market Funds — 2.9%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $36,873,499)	3.592%		36,873,499	$36,873,499 (e)(f)
			Face Amount†
Sovereign Bonds — 1.6%
Egypt Treasury Bills (Cost — $21,237,692)	18.789%	8/18/26	1,031,600,000 EGP	20,517,580 (g)

Total Short-Term Investments (Cost — $58,111,191)				57,391,079
Total Investments — 99.4% (Cost — $1,241,180,910)				1,263,224,658
Other Assets in Excess of Liabilities — 0.6%				7,035,811
Total Net Assets — 100.0%				$1,270,260,469

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $36,873,499 and the cost was $36,873,499 (Note 8).

(g)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 BrandywineGLOBAL — Global Opportunities Bond Fund
Abbreviation(s) used in this schedule:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	82,130,000	USD	60,008,476	Citibank N.A.	7/21/26	$(2,043,714)
CAD	90,630,000	USD	64,871,852	Citibank N.A.	7/21/26	(908,059)
CAD	3,190,000	USD	2,322,540	HSBC Securities Inc.	7/21/26	(71,139)
CAD	2,430,000	USD	1,752,094	Standard Chartered PLC	7/21/26	(37,077)
CAD	73,450,000	USD	54,138,320	UBS Securities LLC	7/21/26	(2,299,629)
USD	2,868,641	GBP	2,130,000	Citibank N.A.	7/23/26	43,351
USD	78,950,928	GBP	58,100,000	Goldman Sachs Group Inc.	7/23/26	1,885,500
CLP	37,120,000,000	USD	41,622,049	HSBC Securities Inc.	7/23/26	(1,344,198)
USD	8,596,741	CLP	7,860,000,000	HSBC Securities Inc.	7/23/26	68,079
USD	12,458,895	CLP	11,480,000,000	HSBC Securities Inc.	7/23/26	2,276
USD	16,294,594	CLP	14,890,000,000	HSBC Securities Inc.	7/23/26	137,881
USD	3,067,632	GBP	2,270,000	HSBC Securities Inc.	7/23/26	56,642
USD	119,680,540	GBP	88,920,000	HSBC Securities Inc.	7/23/26	1,734,622
USD	24,807,552	GBP	18,380,000	Wells Fargo Securities LLC	7/23/26	427,818
JPY	5,394,000,000	USD	34,706,405	Goldman Sachs Group Inc.	7/24/26	(1,467,547)
JPY	479,000,000	USD	3,005,365	HSBC Securities Inc.	7/24/26	(53,676)
JPY	20,089,000,000	USD	128,027,174	JPMorgan Chase & Co.	7/24/26	(4,234,922)
USD	55,184,010	JPY	8,730,000,000	UBS Securities LLC	7/24/26	1,388,084
KRW	10,780,000,000	USD	7,448,095	Citibank N.A.	7/28/26	(487,042)
KRW	119,320,000,000	USD	80,948,698	Citibank N.A.	7/28/26	(3,899,268)
USD	24,550,887	KRW	38,170,000,000	Citibank N.A.	7/28/26	(96,924)
KRW	4,030,000,000	USD	2,634,538	Citibank N.A.	7/31/26	(32,103)
KRW	128,280,000,000	USD	87,204,797	Citibank N.A.	7/31/26	(4,366,010)
COP	5,830,000,000	USD	1,641,560	JPMorgan Chase & Co.	8/5/26	49,781
COP	7,040,000,000	USD	2,034,271	JPMorgan Chase & Co.	8/5/26	8,103
COP	10,710,000,000	USD	2,818,421	JPMorgan Chase & Co.	8/5/26	288,656
COP	42,430,000,000	USD	11,809,073	JPMorgan Chase & Co.	8/5/26	500,288
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

 BrandywineGLOBAL — Global Opportunities Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	68,970,000,000	USD	19,986,091	JPMorgan Chase & Co.	8/5/26	$22,787
USD	7,158,348	COP	27,230,000,000	JPMorgan Chase & Co.	8/5/26	(741,343)
USD	20,005,269	COP	75,940,000,000	JPMorgan Chase & Co.	8/5/26	(2,025,675)
USD	22,771,306	COP	84,740,000,000	JPMorgan Chase & Co.	8/5/26	(1,812,604)
USD	1,127,548	MXN	19,600,000	Barclays Bank PLC	8/10/26	10,582
USD	11,169,424	MXN	195,800,000	Goldman Sachs Group Inc.	8/10/26	11,160
USD	12,992,332	MXN	228,400,000	Goldman Sachs Group Inc.	8/10/26	(23,743)
USD	64,041,165	MXN	1,113,900,000	Goldman Sachs Group Inc.	8/10/26	562,153
USD	2,114,092	MXN	36,900,000	HSBC Securities Inc.	8/10/26	11,232
USD	9,864,333	EUR	8,390,000	JPMorgan Chase & Co.	8/10/26	261,542
USD	2,669,111	EUR	2,290,000	Standard Chartered PLC	8/10/26	48,087
USD	62,995,752	EUR	54,010,000	UBS Securities LLC	8/10/26	1,178,499
NZD	51,970,000	USD	31,046,358	Morgan Stanley & Co. Inc.	8/14/26	(1,484,618)
NZD	52,580,000	USD	31,094,813	Morgan Stanley & Co. Inc.	8/14/26	(1,186,090)
USD	59,836,683	NZD	104,550,000	Morgan Stanley & Co. Inc.	8/14/26	366,220
CLP	1,230,000,000	USD	1,374,455	HSBC Securities Inc.	8/26/26	(39,165)
CLP	22,380,000,000	USD	24,858,933	HSBC Securities Inc.	8/26/26	(563,160)
USD	97,833,692	AUD	139,530,000	Brown Brothers Harriman & Co.	8/31/26	1,337,674
USD	4,026,832	AUD	5,650,000	Morgan Stanley & Co. Inc.	8/31/26	119,410
USD	11,842,155	AUD	16,820,000	Morgan Stanley & Co. Inc.	8/31/26	209,796
USD	31,311,764	AUD	44,000,000	Morgan Stanley & Co. Inc.	8/31/26	882,288
CNH	316,700,000	USD	47,143,010	JPMorgan Chase & Co.	9/4/26	(296,202)
CLP	32,420,000,000	USD	36,230,750	HSBC Securities Inc.	9/8/26	(1,031,602)
EGP	891,900,000	USD	15,688,654	Goldman Sachs Group Inc.	10/27/26	1,633,886
EGP	1,531,500,000	USD	26,821,366	Morgan Stanley & Co. Inc.	12/1/26	2,528,221
Net unrealized depreciation on open forward foreign currency contracts						$(14,770,892)

See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 BrandywineGLOBAL — Global Opportunities Bond Fund
Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
CNH	—	Chinese Offshore Yuan
COP	—	Colombian Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
USD	—	United States Dollar

Summary of Investments by Country#
United States	31.4%
United Kingdom	18.4
Australia	12.3
Mexico	11.5
Brazil	6.5
Italy	6.2
Colombia	4.7
Supranational	3.1
Canada	0.9
Norway	0.5
Short-Term Investments	4.5
100.0%

#
As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2026, and are subject to change. For purposes of the Fund’s policy to invest at least 80% of its net assets in fixed income securities of issuers located in developed market countries, a country will be considered developed if, at the time of purchase, it has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization or is included in the FTSE World Government Bond Index.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $1,204,307,411)	$1,226,351,159
Investments in affiliated securities, at value (Cost — $36,873,499)	36,873,499
Foreign currency, at value (Cost — $4,131)	4,142
Cash	2,656
Interest receivable	24,465,766
Unrealized appreciation on forward foreign currency contracts	15,774,618
Deposits with brokers for OTC derivatives	14,680,000
Receivable for Fund shares sold	2,246,265
Dividends receivable from affiliated investments	99,179
Prepaid expenses	59,622
Total Assets	1,320,556,906
Liabilities:
Unrealized depreciation on forward foreign currency contracts	30,545,510
Payable for securities purchased	7,512,460
Payable for Fund shares repurchased	5,583,070
Deposits from brokers for OTC derivatives	3,830,000
Distributions payable	1,465,807
Investment management fee payable	517,322
Foreign withholding tax payable	264,663
Accrued foreign capital gains tax	39,544
Service and/or distribution fees payable	30,719
Trustees’ fees payable	183
Accrued expenses	507,159
Total Liabilities	50,296,437
Total Net Assets	$1,270,260,469
Net Assets:
Par value (Note 7)	$1,442
Paid-in capital in excess of par value	1,991,415,824
Total distributable earnings (loss)	(721,156,797)
Total Net Assets	$1,270,260,469
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
June 30, 2026
Net Assets:
Class A	$122,324,211
Class C	$1,011,078
Class C1	$45,537
Class FI	$4,260,736
Class R	$8,870,679
Class I	$457,353,169
Class IS	$676,395,059
Shares Outstanding:
Class A	13,888,069
Class C	118,782
Class C1	5,071
Class FI	491,122
Class R	1,020,697
Class I	51,971,742
Class IS	76,668,013
Net Asset Value:
Class A (and redemption price)	$8.81
Class C*	$8.51
Class C1*	$8.98
Class FI (and redemption price)	$8.68
Class R (and redemption price)	$8.69
Class I (and redemption price)	$8.80
Class IS (and redemption price)	$8.82
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.15

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Interest	$37,834,042
Dividends from affiliated investments	547,701
Less: Foreign taxes withheld	(1,060,984)
Total Investment Income	37,320,759
Expenses:
Investment management fee (Note 2)	3,007,641
Transfer agent fees (Notes 2 and 5)	350,908
Service and/or distribution fees (Notes 2 and 5)	184,942
Custody fees	89,219
Registration fees	65,492
Shareholder reports	51,585
Fund accounting fees	47,740
Legal fees	42,665
Audit and tax fees	30,523
Trustees’ fees	27,440
Commitment fees (Note 9)	5,046
Insurance	4,268
Miscellaneous expenses	16,326
Total Expenses	3,923,795
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(20,597)
Net Expenses	3,903,198
Net Investment Income	33,417,561
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	2,514,713 †
Futures contracts	(417,378)
Swap contracts	1,918,327
Forward foreign currency contracts	(25,056,947)
Foreign currency transactions	(54,613)
Net Realized Loss	(21,095,898)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	6,958,922 ‡
Forward foreign currency contracts	(453,865)
Foreign currencies	247,950
Change in Net Unrealized Appreciation (Depreciation)	6,753,007
Net Loss on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(14,342,891)
Increase in Net Assets From Operations	$19,074,670

†	Net of foreign capital gains tax of $565.
‡	Net of change in accrued foreign capital gains tax of $39,544.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$33,417,561	$74,829,792
Net realized loss	(21,095,898)	(84,533,018)
Change in net unrealized appreciation (depreciation)	6,753,007	181,695,007
Increase in Net Assets From Operations	19,074,670	171,991,781
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(33,250,061)	(52,000,291)
Decrease in Net Assets From Distributions to Shareholders	(33,250,061)	(52,000,291)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	254,919,859	420,938,868
Reinvestment of distributions	30,422,366	48,545,512
Cost of shares repurchased	(162,727,460)	(1,068,717,877)
Increase (Decrease) in Net Assets From Fund Share Transactions	122,614,765	(599,233,497)
Increase (Decrease) in Net Assets	108,439,374	(479,242,007)
Net Assets:
Beginning of period	1,161,821,095	1,641,063,102
End of period	$1,270,260,469	$1,161,821,095
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.91	$8.19	$9.36	$8.76	$11.08	$11.96
Income (loss) from operations:
Net investment income	0.23	0.47	0.48	0.44	0.26	0.20
Net realized and unrealized gain (loss)	(0.11)	0.60	(1.38)	0.16	(2.04)	(0.88)
Total income (loss) from operations	0.12	1.07	(0.90)	0.60	(1.78)	(0.68)
Less distributions from:
Net investment income	(0.22)	(0.35)	(0.27)	—	(0.54)	(0.20)
Total distributions	(0.22)	(0.35)	(0.27)	—	(0.54)	(0.20)
Net asset value, end of period	$8.81	$8.91	$8.19	$9.36	$8.76	$11.08
Total return[3]	1.43%	13.17%	(9.68)%	6.85%	(16.03)%	(5.68)%
Net assets, end of period (000s)	$122,324	$119,471	$93,885	$104,154	$98,888	$130,976
Ratios to average net assets:
Gross expenses	0.97%[4]	0.96%	0.97%[5]	1.00%[5]	1.00%	1.00%[5]
Net expenses[6,7]	0.97 [4]	0.95	0.97 [5]	1.00 [5]	1.00	1.00 [5]
Net investment income	5.23 [4]	5.34	5.43	4.99	2.66	1.72
Portfolio turnover rate	83%	235%	94%	88%	90%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.61	$7.93	$9.07	$8.54	$10.81	$11.67
Income (loss) from operations:
Net investment income	0.19	0.39	0.40	0.37	0.18	0.12
Net realized and unrealized gain (loss)	(0.10)	0.57	(1.33)	0.16	(1.98)	(0.86)
Total income (loss) from operations	0.09	0.96	(0.93)	0.53	(1.80)	(0.74)
Less distributions from:
Net investment income	(0.19)	(0.28)	(0.21)	—	(0.47)	(0.12)
Total distributions	(0.19)	(0.28)	(0.21)	—	(0.47)	(0.12)
Net asset value, end of period	$8.51	$8.61	$7.93	$9.07	$8.54	$10.81
Total return[3]	1.09%	12.23%	(10.32)%	6.21%	(16.60)%	(6.31)%
Net assets, end of period (000s)	$1,011	$1,063	$1,471	$2,198	$2,355	$6,198
Ratios to average net assets:
Gross expenses	1.73%[4]	1.71%	1.69%	1.66%	1.67%	1.69%
Net expenses[5,6]	1.72 [4]	1.71	1.69	1.66	1.66	1.69
Net investment income	4.47 [4]	4.63	4.69	4.32	1.85	1.03
Portfolio turnover rate	83%	235%	94%	88%	90%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.08	$8.34	$9.52	$8.95	$11.32	$11.80
Income (loss) from operations:
Net investment income	0.21	0.43	0.44	0.41	0.23	0.16
Net realized and unrealized gain (loss)	(0.11)	0.61	(1.40)	0.16	(2.09)	(0.60)
Total income (loss) from operations	0.10	1.04	(0.96)	0.57	(1.86)	(0.44)
Less distributions from:
Net investment income	(0.20)	(0.30)	(0.22)	—	(0.51)	(0.04)
Total distributions	(0.20)	(0.30)	(0.22)	—	(0.51)	(0.04)
Net asset value, end of period	$8.98	$9.08	$8.34	$9.52	$8.95	$11.32
Total return[3]	1.17%	12.65%	(10.13)%	6.37%	(16.38)%	(3.70)%[4]
Net assets, end of period (000s)	$46	$41	$24	$44	$58	$64
Ratios to average net assets:
Gross expenses	1.64%[5]	1.62%	1.62%	1.61%	1.53%	1.45%
Net expenses[6,7]	1.45 [5]	1.45	1.45	1.45	1.45	1.45
Net investment income	4.76 [5]	4.81	4.91	4.52	2.28	1.37
Portfolio turnover rate	83%	235%	94%	88%	90%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (6.25)% for the year ended December 31, 2021.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.78	$8.08	$9.23	$8.64	$10.94	$11.81
Income (loss) from operations:
Net investment income	0.23	0.46	0.47	0.44	0.25	0.20
Net realized and unrealized gain (loss)	(0.11)	0.59	(1.35)	0.15	(2.01)	(0.86)
Total income (loss) from operations	0.12	1.05	(0.88)	0.59	(1.76)	(0.66)
Less distributions from:
Net investment income	(0.22)	(0.35)	(0.27)	—	(0.54)	(0.21)
Total distributions	(0.22)	(0.35)	(0.27)	—	(0.54)	(0.21)
Net asset value, end of period	$8.68	$8.78	$8.08	$9.23	$8.64	$10.94
Total return[3]	1.43%	13.10%	(9.65)%	6.83%	(16.05)%	(5.62)%
Net assets, end of period (000s)	$4,261	$4,647	$4,821	$10,973	$15,826	$22,278
Ratios to average net assets:
Gross expenses	1.07%[4]	1.09%	1.05%	0.97%[5]	1.00%	0.97%
Net expenses[6,7]	1.00 [4]	1.00	1.00	0.97 [5]	1.00	0.97
Net investment income	5.19 [4]	5.31	5.34	4.99	2.63	1.73
Portfolio turnover rate	83%	235%	94%	88%	90%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.79	$8.09	$9.25	$8.68	$10.98	$11.86
Income (loss) from operations:
Net investment income	0.22	0.44	0.45	0.42	0.23	0.17
Net realized and unrealized gain (loss)	(0.11)	0.58	(1.36)	0.15	(2.01)	(0.87)
Total income (loss) from operations	0.11	1.02	(0.91)	0.57	(1.78)	(0.70)
Less distributions from:
Net investment income	(0.21)	(0.32)	(0.25)	—	(0.52)	(0.18)
Total distributions	(0.21)	(0.32)	(0.25)	—	(0.52)	(0.18)
Net asset value, end of period	$8.69	$8.79	$8.09	$9.25	$8.68	$10.98
Total return[3]	1.31%	12.75%	(9.89)%	6.57%	(16.19)%	(5.95)%
Net assets, end of period (000s)	$8,871	$9,390	$8,874	$6,407	$6,500	$8,083
Ratios to average net assets:
Gross expenses	1.28%[4]	1.38%	1.25%[5]	1.26%	1.26%	1.30%
Net expenses[6,7]	1.25 [4]	1.25	1.25 [5]	1.25	1.25	1.25
Net investment income	4.95 [4]	5.06	5.16	4.73	2.44	1.44
Portfolio turnover rate	83%	235%	94%	88%	90%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.90	$8.18	$9.35	$8.72	$11.04	$11.92
Income (loss) from operations:
Net investment income	0.25	0.50	0.50	0.47	0.29	0.24
Net realized and unrealized gain (loss)	(0.11)	0.59	(1.37)	0.16	(2.04)	(0.88)
Total income (loss) from operations	0.14	1.09	(0.87)	0.63	(1.75)	(0.64)
Less distributions from:
Net investment income	(0.24)	(0.37)	(0.30)	—	(0.57)	(0.24)
Total distributions	(0.24)	(0.37)	(0.30)	—	(0.57)	(0.24)
Net asset value, end of period	$8.80	$8.90	$8.18	$9.35	$8.72	$11.04
Total return[3]	1.59%	13.51%	(9.41)%	7.23%	(15.80)%	(5.36)%
Net assets, end of period (millions)	$457	$432	$474	$660	$625	$772
Ratios to average net assets:
Gross expenses	0.67%[4]	0.66%	0.66%	0.67%	0.67%	0.66%
Net expenses[5,6]	0.67 [4]	0.66	0.66	0.66	0.67	0.65
Net investment income	5.54 [4]	5.66	5.72	5.33	3.00	2.05
Portfolio turnover rate	83%	235%	94%	88%	90%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.92	$8.20	$9.38	$8.74	$11.06	$11.94
Income (loss) from operations:
Net investment income	0.25	0.51	0.52	0.48	0.30	0.25
Net realized and unrealized gain (loss)	(0.11)	0.59	(1.39)	0.17	(2.03)	(0.88)
Total income (loss) from operations	0.14	1.10	(0.87)	0.65	(1.73)	(0.63)
Less distributions from:
Net investment income	(0.24)	(0.38)	(0.31)	(0.01)	(0.59)	(0.25)
Total distributions	(0.24)	(0.38)	(0.31)	(0.01)	(0.59)	(0.25)
Net asset value, end of period	$8.82	$8.92	$8.20	$9.38	$8.74	$11.06
Total return[3]	1.64%	13.60%	(9.38)%	7.42%	(15.67)%	(5.26)%
Net assets, end of period (millions)	$676	$595	$1,058	$1,237	$1,223	$1,579
Ratios to average net assets:
Gross expenses	0.57%[4]	0.55%	0.55%	0.54%	0.56%	0.56%
Net expenses[5,6]	0.56 [4]	0.55	0.55	0.54	0.56	0.55
Net investment income	5.64 [4]	5.81	5.84	5.44	3.11	2.15
Portfolio turnover rate	83%	235%	94%	88%	90%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$797,432,907	—	$797,432,907
U.S. Government & Agency Obligations	—	206,149,555	—	206,149,555
Mortgage-Backed Securities	—	128,255,189	—	128,255,189
Collateralized Mortgage Obligations	—	53,167,391	—	53,167,391
Corporate Bonds & Notes	—	11,541,318	—	11,541,318
Asset-Backed Securities	—	9,287,219	—	9,287,219
Total Long-Term Investments	—	1,205,833,579	—	1,205,833,579
Short-Term Investments†:
Money Market Funds	$36,873,499	—	—	36,873,499
Sovereign Bonds	—	20,517,580	—	20,517,580
Total Short-Term Investments	36,873,499	20,517,580	—	57,391,079
Total Investments	$36,873,499	$1,226,351,159	—	$1,263,224,658
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$15,774,618	—	$15,774,618
Total	$36,873,499	$1,242,125,777	—	$1,278,999,276
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$30,545,510	—	$30,545,510

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2026, the Fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended June 30, 2026, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2026, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $30,545,510. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2026, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $14,680,000 which could be used to reduce the required payment.
At June 30, 2026, the Fund held cash collateral from Goldman Sachs Group Inc. and Morgan Stanley & Co. Inc. in the amounts of $1,440,000 and $2,390,000, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.
(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(k) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of June 30, 2026, there were $39,544 of capital gains tax liabilities accrued on unrealized gains. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 1.00%, 1.75%, 1.45%, 1.00%, 1.25%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $20,597, which included an affiliated money market fund waiver of $17,806.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class C1	Class FI	Class R
Expires December 31, 2026	$89	—	$317
Expires December 31, 2027	66	$3,229	—
Expires December 31, 2028	63	4,395	12,259
Expires December 31, 2029	41	1,462	1,288
Total fee waivers/expense reimbursements subject to recapture	$259	$9,086	$13,864
For the six months ended June 30, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $15,849 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$3,552	—
CDSCs	2,298	$53
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$721,876,528	$323,701,562
Sales	397,335,597	546,717,372

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,254,223,082	$32,291,615	$(23,290,039)	$9,001,576
Forward foreign currency contracts	—	15,774,618	(30,545,510)	(14,770,892)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2026.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$15,774,618

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$30,545,510

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(417,378)	—	—	$(417,378)
Swap contracts	—	—	$1,918,327	1,918,327
Forward foreign currency contracts	—	$(25,056,947)	—	(25,056,947)
Total	$(417,378)	$(25,056,947)	$1,918,327	$(23,555,998)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(453,865)
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
During the six months ended June 30, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$2,124,779
Forward foreign currency contracts (to buy)	944,845,658
Forward foreign currency contracts (to sell)	678,261,178
Average Notional Balance**
Credit default swap contracts (sell protection)†	$8,147,143

*	Based on the average of the market values at each month-end during the period.
†	At June 30, 2026, there were no open positions held in this derivative.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	$10,582	—	$10,582	—	$10,582
Brown Brothers Harriman & Co.	1,337,674	—	1,337,674	—	1,337,674
Citibank N.A.	43,351	$(11,833,120)	(11,789,769)	$8,350,000	(3,439,769)
Goldman Sachs Group Inc.	4,092,699	(1,491,290)	2,601,409	(1,440,000)	1,161,409
HSBC Securities Inc.	2,010,732	(3,102,940)	(1,092,208)	2,730,000	1,637,792
JPMorgan Chase & Co.	1,131,157	(9,110,746)	(7,979,589)	3,600,000	(4,379,589)
Morgan Stanley & Co. Inc.	4,105,935	(2,670,708)	1,435,227	(2,390,000)	(954,773)
Standard Chartered PLC	48,087	(37,077)	11,010	—	11,010
UBS Securities LLC	2,566,583	(2,299,629)	266,954	—	266,954
Wells Fargo Securities LLC	427,818	—	427,818	—	427,818
Total	$15,774,618	$(30,545,510)	$(14,770,892)	$10,850,000	$(3,920,892)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$151,035	$95,208
Class C	5,404	889
Class C1	152	81
Class FI	5,466	5,572
Class R	22,885	9,878
Class I	—	233,934
Class IS	—	5,346
Total	$184,942	$350,908
For the six months ended June 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,788
Class C	16
Class C1	41
Class FI	1,527
Class R	1,423
Class I	6,557
Class IS	9,245
Total	$20,597
6. Distributions to shareholders by class

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Net Investment Income:
Class A	$3,081,218	$4,310,592
Class C	23,381	37,524
Class C1	997	1,237
Class FI	108,577	196,771
Class R	218,146	346,431
Class I	12,138,428	16,959,301
Class IS	17,679,314	30,148,435
Total	$33,250,061	$52,000,291
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
7. Shares of beneficial interest
At June 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,779,883	$15,923,541	5,282,313	$46,657,813
Shares issued on reinvestment	326,694	2,851,874	446,569	3,904,484
Shares repurchased	(1,632,534)	(14,556,858)	(3,778,981)	(33,182,570)
Net increase	474,043	$4,218,557	1,949,901	$17,379,727
Class C
Shares sold	14,438	$125,348	24,431	$208,497
Shares issued on reinvestment	2,758	23,250	4,443	37,367
Shares repurchased	(21,815)	(186,896)	(91,040)	(762,992)
Net decrease	(4,619)	$(38,298)	(62,166)	$(517,128)
Class C1
Shares sold	440	$4,027	2,692	$24,042
Shares issued on reinvestment	86	764	138	1,237
Shares repurchased	(5)	(43)	(1,204)	(10,963)
Net increase	521	$4,748	1,626	$14,316
Class FI
Shares sold	43,213	$381,918	243,149	$2,092,170
Shares issued on reinvestment	12,348	106,183	22,457	193,156
Shares repurchased	(94,004)	(831,142)	(332,985)	(2,883,104)
Net decrease	(38,443)	$(343,041)	(67,379)	$(597,778)
Class R
Shares sold	132,645	$1,167,605	283,613	$2,454,502
Shares issued on reinvestment	25,304	217,941	40,202	346,049
Shares repurchased	(205,373)	(1,812,236)	(353,006)	(3,070,950)
Net decrease	(47,424)	$(426,690)	(29,191)	$(270,399)
Class I
Shares sold	10,323,314	$92,307,162	23,148,672	$204,320,087
Shares issued on reinvestment	1,260,504	10,991,352	1,739,539	15,197,737
Shares repurchased	(8,133,745)	(72,426,460)	(34,243,145)	(295,620,031)
Net increase (decrease)	3,450,073	$30,872,054	(9,354,934)	$(76,102,207)

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class IS
Shares sold	16,225,446	$145,010,258	18,875,750	$165,181,757
Shares issued on reinvestment	1,856,653	16,231,002	3,302,440	28,865,482
Shares repurchased	(8,160,782)	(72,913,825)	(84,487,154)	(733,187,267)
Net increase (decrease)	9,921,317	$88,327,435	(62,308,964)	$(539,140,028)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2026. The following transactions were effected in such company for the six months ended June 30, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$32,506,255	$348,405,908	348,405,908	$344,038,664	344,038,664

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$547,701	—	$36,873,499
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of
BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2026.
10. Deferred capital losses
As of December 31, 2025, the Fund had deferred capital losses of $707,553,445, which have no expiration date, that will be available to offset future taxable capital gains.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
12. Subsequent event
Subsequent to the period ended June 30, 2026, shareholder redemptions from Class R shares exceeded 50% of Class R net assets as of June 30, 2026.

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
BrandywineGLOBAL — Global Opportunities Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on May 6-7, 2026, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to BrandywineGLOBAL – Global Opportunities Bond Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Brandywine Global Investment Management, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Adviser and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Adviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2026 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Adviser pursuant to the Sub-Advisory Agreement.
Board approval of management agreement and sub-advisory agreement
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the

BrandywineGLOBAL — Global Opportunities Bond Fund

Manager and Sub-Adviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Adviser in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Adviser, and of the undertakings required of the Manager and Sub-Adviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Sub-Adviser’s risk management processes.
BrandywineGLOBAL — Global Opportunities Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Manager and the Sub-Adviser. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Adviser regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management throughout the year at periodic intervals information comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as global income funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares was above the median performance of the funds in the Performance Universe for the 1-year period ended December 31, 2025, below the median performance of the funds in the Performance Universe for the 3- and 5-year periods ended December 31, 2025, and at the median performance of the funds in the Performance Universe for the 10-year period ended December 31, 2025. The Board noted the explanations from the Manager and the Sub-Adviser concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.

BrandywineGLOBAL — Global Opportunities Bond Fund

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Adviser, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Sub-Adviser is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Adviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts, and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fee of the Sub-Adviser and the amount of the management fee retained by the Manager after payment of the sub-advisory fee, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with
BrandywineGLOBAL — Global Opportunities Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
those of a group of funds consisting of 13 global income funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of global income funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was approximately equivalent to the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was above the median of the total expense ratios of the funds in the Expense Group and above the median of the actual total expense ratios of the funds in the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2027.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to Franklin Templeton’s investment management business. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-adviser
The Board considered other benefits received by the Manager, the Sub-Adviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.

BrandywineGLOBAL — Global Opportunities Bond Fund

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Adviser to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Adviser and their affiliates received were reasonable.
BrandywineGLOBAL — Global Opportunities Bond Fund

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BrandywineGLOBAL —
Global Opportunities Bond Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Brandywine Global Investment Management, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
BrandywineGLOBAL — Global Opportunities Bond Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
BrandywineGLOBAL — Global Opportunities Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Global Opportunities Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90503-SFSOI 8/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2026